Subsequent Events (Details) $ in Millions	Jul. 03, 2025 USD ($)	Jun. 27, 2025 USD ($)	Jun. 27, 2025 HKD ($)	May 15, 2025	Apr. 16, 2025 USD ($)	Apr. 07, 2025 USD ($)
Forecast [Member]
Subsequent Events [Line Items]
Loan obtained	$ 902,291
Term of loan	July 3, 2025 to October 2, 2025
Interest rate of loan	3.70%
Subsequent Event [Member]
Subsequent Events [Line Items]
Loan obtained					$ 756,146	$ 658,025
Term of loan					April 16, 2025 to July 15, 2025	April 7, 2025 to July 4, 2025
Interest rate of loan					5.86%	5.77%
Percentage of crossing cards and registered capital paid				51.00%
Received amount from lender		$ 1,900,000	$ 15.0
Subsequent Event [Member] | Revolving Loan Facility Agreement [Member]
Subsequent Events [Line Items]
Interest rate		4.68%	4.68%
Subsequent Event [Member] | Revolving Loan Facility [Member]
Subsequent Events [Line Items]
Loan obtained		$ 12,900,000	$ 100.0
Term of loan		5 years	5 years